Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

Revolving Credit Facility

On March 4, 2026, the Company repaid in full the outstanding balance under the July 2015 revolving credit facility described in Note 8 - Line of Credit. This line of credit had an outstanding balance of $4.1 million as of December 31, 2025. The Company recorded no gain or loss on the repayment and has no remaining obligations under this credit agreement.

Detention of Mr. He

On January 20, 2026, Hangzhou Lianluo publicly announced, and the Company disclosed in a Form 6-K filed with the SEC, that Mr. He had been detained by the Haibei Prefecture Supervisory Commission, a provincial-level supervisory authority of the People’s Republic of China, pursuant to a Notice of Detention and Notice of Investigation. On February 24, 2026, Hangzhou Lianluo announced that Mr. He had been released from detention and had resumed his normal duties.

Appointment of Mr. Burns to the Board

On February 2, 2026, Brian Burns, Jr. was appointed to the Board of the Company. Mr. Burns was nominated to serve on the Board by Mr. Vladimir Galkin. Mr. Burns’ nomination was approved unanimously by the Board. To the best of Company’s knowledge, there is no agreement or arrangement between Mr. Galkin, Mr. Burns, or any other person relating to Mr. Burns’ appointment to the Board. However, procedurally, Mr. Burns is one of four Board appointees that Digital Grid (Hong Kong) Technology Co., Limited, is entitled to make to the Board pursuant to Article 8.1(ii) of the Company’s Amended and Restated Memorandum and Articles of Association.